Summary of Significant Accounting Policies Level 4 Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Integer employee	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2012 Customer Concentration Risk [Member]	Jun. 30, 2013 Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2011 Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Workforce Subject to Collective Bargaining Arrangements [Member]	Dec. 31, 2012 Number of Collective Bargaining Arrangements Expiring Within One Year [Member] Integer	Dec. 31, 2012 Building Materials Distribution [Member]	Dec. 31, 2011 Building Materials Distribution [Member]	Dec. 31, 2010 Building Materials Distribution [Member]	Jun. 30, 2013 6.375% senior notes	Dec. 31, 2012 6.375% senior notes	Dec. 31, 2011 6.375% senior notes	Dec. 31, 2011 Fair Value Measurement [Domain]
Shipping and handling costs											$ 89,300,000	$ 79,900,000	$ 77,900,000
Trade receivables, allowances	2,696,000	2,142,000		2,546,000
Concentration of risk	11.00%	10.00%			29.00%	16.00%	14.00%	14.00%	30.00%
Money market funds, fair value	10,600,000	164,600,000		176,800,000
6.375% senior notes, book value														250,000,000	250,000,000	0
6.375% senior notes, fair value														253,800,000	251,600,000
Vendor rebates and allowances	4,100,000	2,800,000		4,000,000
Customer rebates payable	19,700,000	15,600,000		21,200,000
Asset retirement obligations	300,000	200,000
Deferred software costs	3,700,000	4,600,000
Amortization of deferred software costs	1,200,000	1,000,000	800,000
Number of employees	4,560
Number of collective bargaining arrangements	10									2
Description of Employees with bargaining agreements expiring within one year	356 employees at our facility in Florien, Louisiana, and 273 employees at our facility in Oakdale, Louisiana
Self insurance liabilities, current	7,200,000	7,600,000
Self insurance liabilities, long-term	10,000,000	9,700,000
Long lived assets [Abstract]
Long-lived assets		2,500,000															500,000
Impairment charge of long-lived assets		$ (2,000,000)